ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Mar. 31, 2015
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule of Limited Partners' Capital Account by Class [Table Text Block]
The BACs issued and outstanding in each series as of March 31, 2015 and 2014 are as follows:

	Issued		Outstanding
	2015	2014	2015	2014

Series 20	3,866,700	3,866,700	3,857,700	3,864,700
Series 21	1,892,700	1,892,700	1,888,200	1,888,200
Series 22	2,564,400	2,564,400	2,560,800	2,561,400
Series 23	3,336,727	3,336,727	3,333,227	3,336,227
Series 24	2,169,878	2,169,878	2,162,378	2,168,878
Series 25	3,026,109	3,026,109	3,024,509	3,025,609
Series 26	3,995,900	3,995,900	3,990,700	3,995,200
Series 27	2,460,700	2,460,700	2,459,700	2,460,700
Series 28	4,000,738	4,000,738	3,998,738	3,999,738
Series 29	3,991,800	3,991,800	3,989,500	3,991,300
Series 30	2,651,000	2,651,000	2,643,000	2,651,000
Series 31	4,417,857	4,417,857	4,409,757	4,415,757
Series 32	4,754,198	4,754,198	4,748,198	4,751,198
Series 33	2,636,533	2,636,533	2,635,533	2,635,533
Series 34	3,529,319	3,529,319	3,523,219	3,528,319
Series 35	3,300,463	3,300,463	3,295,763	3,298,763
Series 36	2,106,838	2,106,838	2,102,504	2,104,504
Series 37	2,512,500	2,512,500	2,512,500	2,512,500
Series 38	2,543,100	2,543,100	2,543,100	2,543,100
Series 39	2,292,151	2,292,151	2,291,151	2,292,151
Series 40	2,630,256	2,630,256	2,628,756	2,630,256
Series 41	2,891,626	2,891,626	2,891,626	2,891,626
Series 42	2,744,262	2,744,262	2,744,262	2,744,262
Series 43	3,637,987	3,637,987	3,637,987	3,637,987
Series 44	2,701,973	2,701,973	2,701,973	2,701,973
Series 45	4,014,367	4,014,367	4,014,367	4,014,367
Series 46	2,980,998	2,980,998	2,979,998	2,980,998

	83,651,080	83,651,080	83,569,146	83,626,246

Schedule Of Accumulated Amortization Of Acquisition Costs [Table Text Block]
Accumulated amortization as of March 31, 2015 and 2014, as well as the March 31, 2015 and 2014 impairments and the remaining lives are as follows:

	Accumulated Amortization	Accumulated Amortization	Acquisition Costs Impairment	Acquisition Costs Impairment	Remaining Life Acquistion Costs
	2015	2014	2015	2014	Years
Series 20	$-	$-	$-	$-	-
Series 21	-	-	-	-	-
Series 22	-	-	-	-	-
Series 23	-	-	-	-	-
Series 24	-	-	-	-	-
Series 25	-	-	-	-	-
Series 26	-	-	-	-	-
Series 27	-	-	-	-	-
Series 28	-	-	-	-	-
Series 29	-	-	-	-	-
Series 30	-	-	-	-	-
Series 31	-	-	-	-	-
Series 32	-	-	-	-	-
Series 33	-	-	-	-	-
Series 34	-	-	-	-	-
Series 35	-	-	-	-	-
Series 36	-	-	-	-	-
Series 37	-	-	-	-	-
Series 38	-	-	-	-	-
Series 39	-	-	-	-	-
Series 40	-	-	-	-	-
Series 41	-	-	-	-	-
Series 42	-	-	-	207,482	-
Series 43	-	133,584	133,584	-	-
Series 44	-	-	-	848,390	-
Series 45	-	-	-	53,446	-
Series 46	-	-	-	30,305	-

	$-	$133,584	$133,584	$1,139,623

Schedule Of Calculation Of Net Loss Per Beneficial Assignee Partnership Unit Numerator and Denominator In Earnings Per Share [Table Text Block]
The weighted average number of units in each series at March 31, 2015 and 2014 are as follows:

	2015	2014

Series 20	3,862,950	3,865,450
Series 21	1,888,200	1,890,075
Series 22	2,561,250	2,563,650
Series 23	3,335,477	3,336,602
Series 24	2,167,253	2,169,628
Series 25	3,025,334	3,025,609
Series 26	3,994,075	3,995,200
Series 27	2,460,450	2,460,700
Series 28	3,999,488	4,000,113
Series 29	3,990,850	3,991,675
Series 30	2,649,000	2,651,000
Series 31	4,414,257	4,417,332
Series 32	4,750,448	4,753,240
Series 33	2,635,533	2,635,533
Series 34	3,527,044	3,529,069
Series 35	3,298,013	3,300,038
Series 36	2,104,004	2,106,255
Series 37	2,512,500	2,512,500
Series 38	2,543,100	2,543,100
Series 39	2,291,901	2,292,151
Series 40	2,629,881	2,630,256
Series 41	2,891,626	2,891,626
Series 42	2,744,262	2,744,262
Series 43	3,637,987	3,637,987
Series 44	2,701,973	2,701,973
Series 45	4,014,367	4,014,367
Series 46	2,980,748	2,980,998

	83,611,971	83,640,389